Income taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Expected income tax expense at Canadian statutory rate	$ 147,093	$ 35,102
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(27,703)	(28,064)
Adjustments from investments carried at fair value	(60,730)	25,870
Non-controlling interests share of income	16,991	29,637
Non-deductible acquisition costs	2,500	4,267
Tax credits	(9,332)	(1,419)
Adjustment relating to prior periods	(1,240)	3,673
U.S. Tax reform and related deferred tax adjustments (1)	0	(18,363)
Other	2,538	2,669
Income tax expense	$ 70,117	$ 53,372